KEY SOURCES OF ESTIMATES AND JUDGMENT (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 director	Dec. 31, 2019 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 31, 2016 director
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Trade and other receivables		$ 10,837	$ 20,535
Balance due from related parties		5,028	21,478
Other non-current assets		14,868	15,098
Impairment
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Trade and other receivables		3,354	3,182
Balance due from related parties		0	1,974
Other non-current assets		405	398
1088526 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Other non-current assets		$ 14,502	$ 10,996
Proportion of equity interest held		75.00%	75.00%
Number of directors who can be appointed in associate by contractual right | director		2		2
Total number of directors in the associate | director		4		4
1091187 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Other non-current assets		$ 2,070	$ 1,302
Proportion of equity interest held		75.00%	75.00%
Number of directors who can be appointed in associate by contractual right | director	2	2
Total number of directors in the associate | director	4	4